Related parties transactions - Key management compensation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) numberOfCases	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party [Abstract]
Number of key management personnel | numberOfCases	7
Cash and other compensation	$ 12.8	$ 12.5	$ 10.3
Post-employment benefits	1.1	0.9	0.8
Equity-based compensation	9.2	10.7	11.3
Total	$ 23.1	$ 24.1	$ 22.4